Leases - Schedule of Future Lease Payments Under Lease Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	$ 42,158	$ 41,953
Interest	13,225	13,251
Lease liabilities	28,933	28,702
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	6,263	6,367
Interest	1,652	1,657
Lease liabilities	4,611	4,710
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	15,866	15,772
Interest	4,683	4,662
Lease liabilities	11,183	11,110
5 years and later
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	20,029	19,814
Interest	6,890	6,932
Lease liabilities	$ 13,139	$ 12,882